Subsequent Events - Additional Information (Detail) $ / shares in Units, $ in Millions			1 Months Ended		6 Months Ended
	Jul. 01, 2020 USD ($) Branch	Feb. 11, 2020 $ / shares shares	Jul. 31, 2020	Feb. 14, 2020 shares	Jun. 30, 2020
Subsequent Event
Subsequent Event [Line Items]
Subsequent events, description		Immediately after the Closing, the Company had 29,511,359 shares of common stock outstanding, 16,884,213 of which were held by non-affiliates of the Company.
Subsequent Event | Private Placement [Member]
Subsequent Event [Line Items]
Common stock, shares				3,500,000
Subsequent Event | Class A Common Stock
Subsequent Event [Line Items]
Common stock, shares		1,049,036
Redeemed per share price | $ / shares		$ 10.14
Martin Implement Sales, Inc.
Subsequent Event [Line Items]
Name of acquired entity					Martin Implement Sales, Inc.
Description of acquired entity					Martin Implement Sales, Inc., a privately held premium distributor of construction and agricultural equipment in the greater Chicago area.
Description of closing date of acquisition					The acquisition is expected to close during the third quarter of 2020.
Martin Implement Sales, Inc. | Subsequent Event
Subsequent Event [Line Items]
Date of acquisition agreement			Jul. 31, 2020
Hilo Equipment & Services | Subsequent Event
Subsequent Event [Line Items]
Closing date of acquisition	Jul. 01, 2020
Total purchase price | $	$ 17.3
Hilo Equipment & Services | Subsequent Event | New York City
Subsequent Event [Line Items]
Number of branches associated with acquisition | Branch	3